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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Travelers Companies, Inc.
                 -------------------------------
   Address:      385 Washington Street
                 -------------------------------
                 St. Paul, MN  55102-1396
                 -------------------------------

Form 13F File Number:    28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven         St. Paul, Minnesota,  February 11, 2009
   -------------------------------  --------------------  -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: 145,774
                                        --------------------
                                            (thousands)


List of Other Included Managers:

No.       Form 13F File Number        Name
---       --------------------        ----
01        28-29                       ST. PAUL FIRE AND MARINE INSURANCE COMPANY

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

AT&T INC                  COMM             00206R102     385     13,500    SH             SHARED                       13,500
ALLIANCE HOLDINGS GP LP   COMM             01861G100     474     32,000    SH             SHARED                       32,000
APPROACH RESOURCES INC    COMM             03834A103      58      7,933    SH             SHARED                        7,933
BLACKROCK MUNIYIELD
  QUALITY FUND II         COMM             09254G108      14      1,600    SH             SHARED                        1,600
BUCKEYE PARTNERS LP       COMM             118230101     629     19,500    SH             SHARED                       19,500
CAVIUM NETWORKS INC       COMM             14965A101     253     24,082    SH             SHARED                       24,082
CEDAR FAIR LP             COMM             150185106     526     42,000    SH             SHARED                       42,000
CONCH RESOURCES INC       COMM             20605P101     187      8,216    SH             SHARED                        8,216
DATA DOMAIN INC           COMM             23767P109      24      1,274    SH             SHARED                        1,274
DEXCOM INC                COMM             252131107     266     96,430    SH             SHARED                       96,430
DYAX  CORP                COMM             26746E103       1        255    SH             SHARED                          255
(R) EV ENERGY PARTNER
  LP-(RESTRICTED)         COMM             26926V107   1,189     81,035    SH             SHARED                       81,035
EL PASO PIPELINE
  PARTNERS LP             COMM             283702108     998     64,000    SH             SHARED                       64,000
ENBRIDGE ENERGY
  PARTNERS LP             COMM             29250R106   4,506    176,700    SH             SHARED                      176,700
ENERGY TRANSFER
  EQUITY LP               COMM             29273V100   1,394     86,000    SH             SHARED                       86,000
ENTERPRISE GP
  HOLDINGS LP             COMM             293716106   1,255     72,000    SH             SHARED                       72,000
ENTERPRISE PRODUCTS
  PARTNERS LP             COMM             293792107   8,095     390,500    SH            SHARED                      390,500
EXTERRAN PARTNERS LP      COMM             30225N105     175      15,600    SH            SHARED                       15,600
(R) FANNIE MAE            COMM             313586109       0         101    SH            SHARED                          101
FIBERTOWER CORP           COMM             31567R100       4      24,459    SH            SHARED                       24,459
GENVEC INC                COMM             37246C109      99     229,380    SH            SHARED                      229,380
GEOMET INC                COMM             37250U201      21      12,489    SH            SHARED                       12,489
H&E EQUIPMENT
  SERVICES INC            COMM             404030108     818     106,097    SH            SHARED                      106,097
HANSEN MEDICAL INC        COMM             411307101      26       3,626    SH            SHARED                        3,626
IKANOS COMMUNICATIONS
  INC                     COMM             45173E105       2       1,352    SH            SHARED                        1,352
INFINERA CORP             COMM             45667G103      96      10,664    SH            SHARED                       10,664
KINDER MORGAN
  MANAGMENT LLC           COMM             49455U100   8,140     203,582    SH            SHARED                      203,582
MAGELLAN MIDSTREAM
  PARTNERS LP             COMM             559080106   6,891     228,100    SH            SHARED                      228,100
MARKWEST ENERGY
  PARTNERS LP             COMM             570759100   1,596     200,000    SH            SHARED                      200,000
MEDIWARE INFORMATION
  SYSTEMS                 COMM             584946107     557     116,110    SH            SHARED                      116,110
NATL WESTMINSTER BK
  PLC SER C 7.76%         PREF             638539882   5,693     575,000    SH            SHARED                      575,000
NEUTRAL TANDEM INC        COMM             64128B108      23       1,435    SH            SHARED                        1,435
NUSTAR ENERGY LP          COMM             67058H102   3,700      90,100    SH            SHARED                       90,100
NUSTAR GP HOLDINGS LLC    COMM             67059L102   1,390      78,600    SH            SHARED                       78,600
OCCAM NETWORKS INC        COMM             67457P309       1         552    SH            SHARED                          552
ONEOK PARTNERS LP         COMM             68268N103   7,037     154,500    SH            SHARED                      154,500
PENN VIRGINIA GP
  HOLDINGS LP             COMM             70788P105     566      57,000    SH            SHARED                       57,000
PLAINS ALL AMER
  PIPELINE LP             COMM             726503105   8,350     240,700    SH            SHARED                      240,700
PROGRESS ENERGY INC       COMM             743263105   1,893      47,500    SH            SHARED                       47,500
PRUDENTIAL FINANCIAL INC  COMM             744320102      69       2,265    SH            SHARED                        2,265
REGENCY ENERGY
  PARTNERS LP             COMM             75885Y107     773      96,000    SH            SHARED                       96,000
ROYAL BK OF SCOTLAND
  PLC PFD 6.25% SER P     PREF             780097762     670      80,000    SH            SHARED                       80,000
SCANA CORP                COMM             80589M102   3,026      85,000    SH            SHARED                       85,000
SEMGROUP ENERGY
  PARTNERS LP             COMM             81662W108     141      56,000    SH            SHARED                       56,000
SMURFIT STONE 2/15/12
  SER A CONV 7.00%        PREF             832727200      10       6,400    SH            SHARED                        6,400
SOUTHERN COMPANY          COMM             842587107   2,479      67,000    SH            SHARED                       67,000
SPACEHAB INC              COMM             846243400       4      15,700    SH            SHARED                       15,700
SPECTRA ENERGY
  PARTNERS LP             COMM             84756N109     989      50,000    SH            SHARED                       50,000
SUNOCO LOGISTICS
  PARTNERS LP             COMM             86764L108   3,097      68,600    SH            SHARED                       68,600
TEPPCO PARTNERS LP        COMM             872384102   5,057     258,400    SH            SHARED                      258,400
TARGA RESOURCES
  PARTNERS LP             COMM             87611X105     163      21,000    SH            SHARED                       21,000
TRANSDIGM GROUP INC       COMM             893641100     494      14,720    SH            SHARED                       14,720
THE TRAVELERS
  COMPANIES INC           COMM             89417E109  36,052     797,600    SH            SOLE               797,600
US BANCORP                COMM             902973304   2,689     107,500    SH            SHARED                      107,500
VERIZON COMMUNICATIONS
  INC                     COMM             92343V104     949      28,000    SH            SHARED                       28,000
WELLS FARGO & CO          COMM             949746101     266       9,556    SH            SHARED                        9,556
WESTERN GAS PARTNERS LP   COMM             958254104     513      40,000    SH            SHARED                       40,000
XCEL ENERGY INC           COMM             98389B100   2,263     122,000    SH            SHARED                      122,000
MAX CAPITAL GROUP LTD     COMM             G6052F103  18,741   1,058,833    SH            SHARED                    1,058,833
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